UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund
Low-Priced Stock
Class K

April 30, 2011

1.800342.107

LPS-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.4%
Auto Components - 1.5%
ASTI Corp. (e)	1,683,000	$ 4,520
Drew Industries, Inc.	625,000	15,044
FCC Co. Ltd.	500,000	11,772
Federal Screw Works (a)(e)	150,000	645
Hi-Lex Corp.	1,200,000	19,854
INZI Controls Co. Ltd. (e)	1,516,000	7,435
Johnson Controls, Inc.	6,900,000	282,900
Motonic Corp. (e)	3,299,900	30,791
Murakami Corp. (e)	700,000	8,881
Musashi Seimitsu Industry Co. Ltd.	910,000	21,962
Nippon Seiki Co. Ltd.	2,530,000	29,331
Nissin Kogyo Co. Ltd.	1,160,000	19,508
Nittan Valve Co. Ltd.	360,000	1,301
Piolax, Inc. (e)	1,010,000	23,204
Samsung Climate Control Co. Ltd. (e)	460,050	3,444
Sewon Precision Industries Co. Ltd.	49,860	5,926
Shoei Co. Ltd.	625,000	4,846
SJM Co. Ltd. (e)	724,215	5,843
SJM Holdings Co. Ltd. (e)	1,332,974	4,828
Strattec Security Corp. (e)	330,000	9,474
Wescast Industries, Inc. Class A (sub. vtg.) (a)	200,000	1,765
Yachiyo Industry Co. Ltd.	900,000	6,854
Yutaka Giken Co. Ltd. (e)	1,482,000	36,329
		556,457
Distributors - 0.3%
Dong Suh Companies, Inc.	643,410	22,099
Doshisha Co. Ltd.	675,000	14,773
Educational Development Corp. (e)	386,892	2,244
Goodfellow, Inc. (e)	857,000	11,142
SPK Corp.	165,000	2,532
Uni-Select, Inc. (e)	1,972,100	57,218
		110,008
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	20,000	801
Career Education Corp. (a)(d)(e)	4,700,000	102,507
Clip Corp. (e)	328,600	3,716
Corinthian Colleges, Inc. (a)(d)	2,000,000	8,900
Jackson Hewitt Tax Service, Inc. (a)(d)(e)	2,170,050	1,129
Kyoshin Co. Ltd. (a)	130,000	226
Matthews International Corp. Class A	25,000	1,004
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	730,000	$ 6,665
Noah Education Holdings Ltd. ADR (a)	249,777	602
Regis Corp.	1,310,791	22,283
Shingakukai Co. Ltd.	200,000	743
Shuei Yobiko Co. Ltd.	125,000	484
Steiner Leisure Ltd. (a)(e)	1,650,000	80,091
Step Co. Ltd. (e)	1,104,200	6,815
Up, Inc. (e)	750,000	5,873
Weight Watchers International, Inc.	50,000	3,888
YBM Sisa.com, Inc. (e)	914,840	6,567
		252,294
Hotels, Restaurants & Leisure - 2.6%
Aeon Fantasy Co. Ltd.	550,000	6,320
Ambassadors Group, Inc. (e)	1,229,897	12,397
ARK Restaurants Corp. (e)	348,804	5,790
B-R 31 Ice Cream Co. Ltd.	10,000	333
Benihana, Inc. (a)(e)	534,400	4,729
Benihana, Inc. Class A (sub. vtg.) (a)(e)	551,386	4,880
Brinker International, Inc. (e)	8,600,000	207,174
BRONCO BILLY Co. Ltd.	12,000	301
CEC Entertainment, Inc. (e)	2,000,000	75,660
Darden Restaurants, Inc.	2,000,000	93,940
Flanigan's Enterprises, Inc.	50,357	400
Hiday Hidaka Corp. (e)	750,000	11,254
Holidaybreak PLC (e)	4,961,000	22,375
Ibersol SGPS SA	428,213	5,074
Intralot SA	1,000,000	3,570
Jack in the Box, Inc. (a)(e)	6,569,000	135,650
Kangwon Land, Inc.	125,000	2,849
Kura Corp. Ltd. (d)	525,000	7,615
McCormick & Schmick's Seafood Restaurants (a)	400,452	3,656
Monarch Casino & Resort, Inc. (a)(e)	1,300,000	14,898
Papa John's International, Inc. (a)(e)	2,749,964	82,664
Plenus Co. Ltd. (e)	2,500,000	38,130
Ruby Tuesday, Inc. (a)(e)	6,372,030	66,970
Ruth's Hospitality Group, Inc. (a)(e)	2,347,228	11,525
Shinsegae Food Co. Ltd.	17,000	1,402
Sonic Corp. (a)(e)	6,163,000	69,149
Sportscene Group, Inc. Class A (e)	400,000	4,968
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
St. Marc Holdings Co. Ltd.	480,000	$ 17,664
Tabcorp Holdings Ltd.	1,933,333	16,175
		927,512
Household Durables - 2.8%
Abbey PLC (e)	3,400,000	26,288
Barratt Developments PLC (a)(e)	84,000,199	156,871
Bellway PLC (e)	7,525,000	88,868
Blyth, Inc. (e)	888,900	41,903
Chromcraft Revington, Inc. (a)	217,146	347
Craftmade International, Inc. (a)(e)	570,026	2,394
D.R. Horton, Inc. (e)	24,000,000	298,560
Decorator Industries, Inc. (a)	125,765	82
Dorel Industries, Inc. Class B (sub. vtg.)	3,272,600	108,821
Emak SpA	535,505	3,593
Ethan Allen Interiors, Inc.	431,515	10,395
First Juken Co. Ltd. (e)	1,674,800	13,775
Helen of Troy Ltd. (a)(e)	2,850,000	88,692
Henry Boot PLC (e)	10,774,000	22,496
HTL International Holdings Ltd. (e)	29,655,500	14,415
M/I Homes, Inc. (a)(e)	1,803,400	23,967
Maruzen Co., Ltd. (e)	1,738,000	11,328
Merry Electronics Co. Ltd.	500,000	798
P&F Industries, Inc. Class A (a)(e)	361,038	1,383
Pace Micro Technology PLC	50,000	135
Sanei Architecture Planning Co. Ltd.	273,900	3,742
Stanley Furniture Co., Inc. (a)(e)	1,289,638	7,274
Steinhoff International Holdings Ltd. (g)	3,450,500	13,290
Tempur-Pedic International, Inc. (a)	500,000	31,390
Token Corp. (e)	1,000,000	42,654
		1,013,461
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd. (e)	5,100,000	35,401
DeNA Co. Ltd.	300,000	11,261
NutriSystem, Inc. (d)	291,122	4,378
PetMed Express, Inc. (d)(e)	2,425,100	36,595
		87,635
Leisure Equipment & Products - 0.3%
Accell Group NV	69,500	4,138
Aldila, Inc.	20,000	86
Arctic Cat, Inc. (a)(e)	875,000	14,691
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Daikoku Denki Co. Ltd.	40,000	$ 466
Giant Manufacturing Co. Ltd.	5,550,555	22,156
JAKKS Pacific, Inc. (a)(d)(e)	2,793,139	58,768
Kabe Husvagnar AB (B Shares)	86,538	1,804
Marine Products Corp. (a)	1,237,067	9,167
Mars Engineering Corp.	350,000	5,740
Miroku Corp.	678,000	1,454
Trigano SA	85,000	3,039
		121,509
Media - 0.9%
Ascent Media Corp. (a)	300,409	14,429
Astral Media, Inc. Class A (non-vtg.)	2,750,000	106,995
Chime Communications PLC (e)	4,500,000	20,220
DISH Network Corp. Class A (a)	1,250,000	31,300
Gannett Co., Inc.	10,000	151
GFK AG	175,000	9,928
Harte-Hanks, Inc.	1,750,877	16,266
Intage, Inc. (e)	1,040,000	22,371
New Frontier Media, Inc. (a)(e)	1,949,400	3,450
Omnicom Group, Inc.	1,000,000	49,190
Proto Corp.	113,300	4,241
Recruit Holdings Ltd.	9,756,000	3,492
RKB Mainichi Broadcasting Corp.	42,000	378
Saga Communications, Inc. Class A (a)	375,077	13,469
STW Group Ltd.	3,000,000	3,816
Tow Co. Ltd. (e)	1,223,000	7,437
TVA Group, Inc. Class B (non-vtg.)	2,000,400	30,658
		337,791
Multiline Retail - 2.6%
Dollar Tree, Inc. (a)	2,250,000	129,375
Don Quijote Co. Ltd.	3,100,000	116,088
Hanwha Timeworld Co. Ltd.	10,000	182
Harvey Norman Holdings Ltd. (d)	22,050,000	64,797
Marisa Lojas SA	5,000	95
Next PLC (e)	16,650,000	622,158
Tuesday Morning Corp. (a)(e)	4,307,100	21,536
Watts Co. Ltd.	193,000	1,402
Zakkaya Bulldog Co. Ltd. (a)	335,000	799
		956,432
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 9.8%
ABC-Mart, Inc.	135,000	$ 5,058
Abercrombie & Fitch Co. Class A (e)	7,500,000	531,000
Aeropostale, Inc. (a)(e)	5,325,555	135,961
AT-Group Co. Ltd.	494,000	5,963
AutoZone, Inc. (a)	900,000	254,142
bebe Stores, Inc.	1,300,000	8,736
Bed Bath & Beyond, Inc. (a)	6,600,000	370,392
Best Buy Co., Inc.	10,125,000	316,103
Big 5 Sporting Goods Corp. (e)	1,658,723	19,822
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,969,600	144,492
Brown Shoe Co., Inc. (d)	1,145,000	14,484
Camaieu SA	7,000	2,203
Cash Converters International Ltd.	8,500,000	7,689
Citi Trends, Inc. (a)(e)	1,019,858	22,702
Fantastic Holdings Ltd.	25,000	66
Folli Follie Group (a)(e)	3,402,032	64,248
Ford Glory Group Holdings Ltd.	812,832	120
Foschini Ltd.	10,000	138
Fourlis Holdings SA	250,000	2,055
GameStop Corp. Class A (a)(d)(e)	7,900,000	202,872
Gap, Inc.	100,000	2,324
Glentel, Inc. (e)	990,000	38,131
Group 1 Automotive, Inc. (d)	700,000	30,128
Gulliver International Co. Ltd. (d)(e)	1,011,500	40,667
Honeys Co. Ltd. (d)(e)	1,650,000	17,249
I A Group Corp. (e)	577,000	3,637
John David Group PLC	35,000	524
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	2,737,500	143,500
Jumbo SA (e)	8,609,455	69,500
K'S Denki Corp.	2,750,000	85,702
Kyoto Kimono Yuzen Co. Ltd. (e)	1,400,000	15,274
Le Chateau, Inc. Class A (sub. vtg.)	2,022,600	22,982
Leon's Furniture Ltd.	800,000	11,331
Lithia Motors, Inc. Class A (sub. vtg.)	2,236,050	40,674
Macintosh Retail Group NV	150,000	4,173
MarineMax, Inc. (a)(e)	1,425,335	13,626
Mr. Bricolage SA (e)	610,492	12,479
Nafco Co. Ltd. (e)	1,720,500	29,724
Nishimatsuya Chain Co. Ltd. (e)	6,958,800	58,875
Pal Co. Ltd. (e)	800,000	25,017
Point, Inc.	25,000	1,144
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Reitmans (Canada) Ltd. Class A (non-vtg.)	100,000	$ 1,844
Right On Co. Ltd.	610,000	2,907
RONA, Inc.	675,000	9,867
Ross Stores, Inc. (e)	6,250,000	460,563
Second Chance Properties Ltd.	12,489,130	3,622
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,828,125	141
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	3,039,522	42,857
Super Cheap Auto Group Ltd.	56,157	443
The Buckle, Inc. (d)	850,000	38,667
The Men's Wearhouse, Inc.	1,900,000	52,991
USS Co. Ltd. (e)	2,000,000	153,674
Williams-Sonoma, Inc.	100,000	4,341
Workman Co. Ltd. (e)	1,428,000	28,251
		3,575,075
Textiles, Apparel & Luxury Goods - 3.6%
Adolfo Dominguez SA	350,000	4,572
Arts Optical International Holdings Ltd. (e)	33,970,640	14,784
Bijou Brigitte Modische Accessoires AG	45,000	6,478
Cherokee, Inc. (d)	200,411	3,888
Delta Apparel, Inc. (a)(e)	852,200	15,075
F&F Co. Ltd.	397,610	3,130
Fossil, Inc. (a)(e)	5,000,000	478,900
Geox SpA	1,000,000	7,068
Gildan Activewear, Inc. (d)(e)	11,000,000	409,724
Hampshire Group Ltd. (a)(e)	920,000	2,935
Handsome Co. Ltd. (e)	2,436,150	51,299
JLM Couture, Inc. (a)(e)	197,100	276
K-Swiss, Inc. Class A (a)	2,709,606	33,355
Liz Claiborne, Inc. (a)(d)	1,375,000	8,649
Marimekko Oyj	100,000	2,108
Movado Group, Inc. (e)	1,400,000	23,366
Quiksilver, Inc. (a)	2,000,000	8,700
Rocky Brands, Inc. (a)(e)	696,200	10,603
Sanei-International Co. Ltd. (e)	1,250,000	13,902
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,336,222	25,455
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	11,251
Ted Baker PLC	250,000	3,028
Texwinca Holdings Ltd.	53,500,000	60,345
Timberland Co. Class A (a)	500,000	22,595
True Religion Apparel, Inc. (a)	5,000	151
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Tungtex Holdings Co. Ltd. (e)	22,000,000	$ 4,192
Van de Velde (d)	75,000	4,532
Victory City International Holdings Ltd.	61,000,000	13,588
Volcom, Inc. (d)	419,237	8,272
Youngone Corp.	425,000	4,475
Youngone Holdings Co. Ltd. (e)	929,000	31,865
Yue Yuen Industrial (Holdings) Ltd.	7,800,000	26,967
		1,315,528
TOTAL CONSUMER DISCRETIONARY		9,253,702
CONSUMER STAPLES - 7.1%
Beverages - 0.9%
Baron de Ley SA (a)	219,063	15,718
C&C Group PLC	1,100,285	5,639
Constellation Brands, Inc. Class A (sub. vtg.) (a)	9,000,000	201,510
Hansen Natural Corp. (a)	1,500,000	99,225
Muhak Co. Ltd.	950,000	9,869
National Beverage Corp.	5,000	70
		332,031
Food & Staples Retailing - 4.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	100,000	2,769
Aoki Super Co. Ltd.	83,000	619
Belc Co. Ltd. (e)	2,086,000	25,164
Cawachi Ltd.	5,000	96
Cosmos Pharmaceutical Corp. (e)	1,900,000	84,170
Create SD Holdings Co. Ltd. (e)	2,075,000	48,828
CVS Caremark Corp.	2,850,000	103,284
Daikokutenbussan Co. Ltd.	550,000	17,973
Fyffes PLC (Ireland) (e)	33,000,000	20,041
Growell Holdings Co. Ltd.	309,989	8,037
Halows Co. Ltd. (d)(e)	1,395,200	12,693
Ingles Markets, Inc. Class A	531,521	10,104
Kroger Co.	400,000	9,724
Kusuri No Aoki Co. Ltd.	110,000	1,569
Majestic Wine PLC	400,016	2,703
Marukyu Co. Ltd.	40,000	401
Maxvalu Nishinihon Co. Ltd. (d)	25,000	337
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,925,833	534,686
North West Co., Inc.	700,000	14,635
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.	12,000,000	$ 291,720
San-A Co. Ltd.	375,000	14,564
Shoppers Drug Mart Corp. (d)	5,000,000	217,736
Sligro Food Group NV	1,805,000	67,107
Sundrug Co. Ltd.	1,675,000	47,369
SUPERVALU, Inc. (d)	7,000,000	78,820
Sysco Corp.	5,000	145
Total Produce PLC	5,600,000	3,484
Village Super Market, Inc. Class A	156,404	4,229
Yaoko Co. Ltd.	686,000	20,498
		1,643,505
Food Products - 1.5%
ARYZTA AG	1,850,000	103,069
Cranswick PLC	20,000	252
Dean Foods Co. (a)	5,350,000	59,867
Dutch Lady Milk Industries Bhd	250,000	1,458
Food Empire Holdings Ltd. (e)	52,900,000	18,151
Fresh Del Monte Produce, Inc. (e)	6,359,900	172,417
Global Bio-Chem Technology Group Co. Ltd. (a)	82,009,253	19,958
Greggs PLC	1,325,000	11,398
Industrias Bachoco SA de CV sponsored ADR	1,200,030	34,213
Iwatsuka Confectionary Co. Ltd.	13,200	464
Nam Yang Dairy Products	11,000	8,308
Pacific Andes (Holdings) Ltd.	79,002,488	21,299
Pacific Andes (Holdings) Ltd. warrants 7/22/11 (a)	7,208,695	559
Pacific Andes International Holdings Ltd.	53,070,629	8,678
Pacific Andes International Holdings Ltd. warrants 6/15/11 (a)	9,600,000	12
People's Food Holdings Ltd.	46,000,000	28,561
President Rice Products PCL	100,000	877
Robert Wiseman Dairies PLC	750,000	3,946
Rocky Mountain Chocolate Factory, Inc. (e)	500,000	5,280
Samyang Genex Co. Ltd.	145,795	8,583
Select Harvests Ltd. (e)	5,126,980	17,596
Sunjin Co. Ltd. (a)(e)	813,630	8,110
Sunjin Holdings Co. Ltd. (a)(e)	138,537	3,170
Synear Food Holdings Ltd.	39,000,000	5,257
United Food Holdings Ltd.	22,400,000	1,281
Yutaka Foods Corp.	156,700	2,633
		545,397
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
American Oriental Bioengineering, Inc. (a)(d)	350,000	$ 529
Atrium Innovations, Inc. (a)	1,350,000	23,002
CCA Industries, Inc.	273,714	1,601
Inter Parfums, Inc.	600,073	11,419
Nu Skin Enterprises, Inc. Class A	5,000	160
Nutraceutical International Corp. (a)(e)	1,143,504	18,136
Physicians Formula Holdings, Inc. (a)(e)	1,200,534	6,363
Sarantis SA	1,299,952	6,412
USANA Health Sciences, Inc. (a)	45,666	1,703
		69,325
Tobacco - 0.0%
Imperial Tobacco Group PLC	25,000	880
Karelia Tobacco Co., Inc.	2,452	251
		1,131
TOTAL CONSUMER STAPLES		2,591,389
ENERGY - 7.2%
Energy Equipment & Services - 3.7%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	21,036
Bristow Group, Inc. (a)	1,600,017	74,241
BW Offshore Ltd. (a)	5,600,000	14,517
Cal Dive International, Inc. (a)	4,020,077	31,598
CE Franklin Ltd. (a)(e)	1,475,000	14,452
Divestco, Inc. (e)	3,586,000	720
Ensign Energy Services, Inc.	1,000,000	19,311
Farstad Shipping ASA (e)	3,250,000	113,984
Flint Energy Services Ltd. (a)(f)	450,000	6,844
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	155,945
Gulfmark Offshore, Inc. Class A (a)	30,000	1,277
Hercules Offshore, Inc. (a)	3,025,000	18,982
Hornbeck Offshore Services, Inc. (a)(d)(e)	1,859,100	54,341
Oil States International, Inc. (a)(e)	4,200,000	348,642
Peak Energy Services Ltd. (a)	3,000,000	2,949
Peak Energy Services Ltd. (a)(f)	13,655,286	13,423
Precision Drilling Corp. (a)	5,650,000	85,577
ProSafe ASA	7,900,000	64,147
Solstad Offshore ASA	1,310,000	31,961
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Total Energy Services, Inc. (e)	2,500,000	$ 41,882
Unit Corp. (a)(e)	3,824,994	241,051
		1,356,880
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc. (e)	374,273	11,011
AOC Holdings, Inc. (a)(e)	6,050,000	40,454
Beach Energy Ltd. (d)	29,271,265	30,812
ENI SpA	18,600,000	498,006
Frontier Oil Corp.	5,000,000	139,700
Great Eastern Shipping Co. Ltd.	4,200,000	27,043
Hankook Shell Oil Co. Ltd. (e)	68,000	13,365
Holly Corp.	100,000	5,790
Michang Oil Industrial Co. Ltd. (e)	173,900	7,861
Rex American Resources Corp. (a)(e)	1,300,000	22,464
Stone Energy Corp. (a)	130,000	4,597
Sunoco, Inc.	1,800,000	76,788
Tesoro Corp. (a)	5,000,000	135,600
Tsakos Energy Navigation Ltd.	310,000	3,221
W&T Offshore, Inc. (d)(e)	6,400,000	171,584
Western Refining, Inc. (a)	100,000	1,696
World Fuel Services Corp.	2,000,022	79,161
		1,269,153
TOTAL ENERGY		2,626,033
FINANCIALS - 8.5%
Capital Markets - 0.1%
GFI Group, Inc.	250,000	1,278
Investment Technology Group, Inc. (a)	10,000	171
TradeStation Group, Inc. (a)	1,200,000	11,580
		13,029
Commercial Banks - 0.9%
Anglo Irish Bank Corp. PLC (a)	9,500,373	0
Bank of the Ozarks, Inc. (d)	250,342	11,148
Cathay General Bancorp (e)	4,125,000	70,331
Center Financial Corp. (a)(e)	2,185,331	15,931
Codorus Valley Bancorp, Inc.	100,000	1,089
Dimeco, Inc.	21,140	803
East West Bancorp, Inc.	4,000,000	84,520
First Bancorp, Puerto Rico (a)(d)	133,333	665
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Financial Service Corp. (a)	102,373	$ 415
Nara Bancorp, Inc. (a)	25,000	246
National Penn Bancshares, Inc.	1,200,000	9,852
North Valley Bancorp (a)(e)	650,000	6,500
Norwood Financial Corp.	31,801	875
Oba Financial Service, Inc. (a)	14,992	223
OmniAmerican Bancorp, Inc. (a)	20,000	299
Oriental Financial Group, Inc. (e)	2,504,542	32,459
Orrstown Financial Services, Inc.	30,000	817
Pacific Premier Bancorp, Inc. (a)(e)	948,105	6,637
Popular, Inc. (a)	18,000,000	56,700
Sandy Spring Bancorp, Inc.	300,000	5,361
Sparebanken More (primary capital certificate) (d)	92,008	3,420
Sparebanken Rogaland (primary capital certificate)	1,061,327	11,379
The First Bancorp, Inc. (d)	9,711	144
Vestjysk Bank AS (Reg.) (a)	105,600	1,112
Wilshire Bancorp, Inc. (d)	200,000	800
		321,726
Consumer Finance - 0.0%
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	9,867
Nicholas Financial, Inc. (a)	200,827	2,530
		12,397
Diversified Financial Services - 0.0%
Newship Ltd. (a)	2,500	167
NICE Holdings Co. Ltd.	56,147	3,163
Nice Information Servic Co. Ltd.	250,000	6,996
Ricoh Leasing Co. Ltd.	50,000	1,120
		11,446
Insurance - 6.5%
AEGON NV (a)(d)	40,000,000	317,948
Amlin PLC	350,000	2,444
April Group (d)	790,849	25,466
Assurant, Inc. (e)	5,300,000	210,410
Axis Capital Holdings Ltd. (e)	7,925,000	280,228
Employers Holdings, Inc.	575,156	11,595
Endurance Specialty Holdings Ltd. (e)	2,600,000	115,284
FBD Holdings PLC	20,000	215
FBL Financial Group, Inc. Class A	325,110	9,916
Fidelity National Financial, Inc. Class A	100,000	1,544
Genworth Financial, Inc. Class A (a)	14,100,000	171,879
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	6,200,000	$ 179,614
HCC Insurance Holdings, Inc.	356,353	11,596
Lincoln National Corp.	7,400,000	231,102
National Interstate Corp. (e)	1,055,464	23,737
National Western Life Insurance Co. Class A	148,870	23,978
Protective Life Corp.	1,605,000	43,191
RenaissanceRe Holdings Ltd. (e)	3,100,000	217,868
Symetra Financial Corp.	175,000	2,429
Tower Group, Inc.	300,000	6,861
Unum Group (e)	15,900,000	421,032
Validus Holdings Ltd.	2,000,812	65,106
		2,373,443
Real Estate Investment Trusts - 0.3%
Kite Realty Group Trust	500,460	2,602
ProLogis Trust	5,000,000	81,450
VastNed Offices/Industrial NV	125,000	2,496
		86,548
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	260,000	1,008
Devine Ltd.	8,500,000	2,516
Relo Holdings Corp. (e)	1,059,800	18,072
Tejon Ranch Co. (a)	700,039	24,949
		46,545
Thrifts & Mortgage Finance - 0.6%
Bank Mutual Corp.	125,000	511
Capitol Federal Financial, Inc.	1,650,000	18,678
Fox Chase Bancorp, Inc.	720,000	9,828
Genworth MI Canada, Inc. (e)	5,650,000	154,791
Hudson City Bancorp, Inc.	900,000	8,577
North Central Bancshares, Inc. (e)	134,461	2,219
The PMI Group, Inc. (a)(d)(e)	12,388,300	26,759
WSB Holdings, Inc. (a)	16,329	48
		221,411
TOTAL FINANCIALS		3,086,545
HEALTH CARE - 12.9%
Biotechnology - 0.5%
Amgen, Inc. (a)	3,000,000	170,550
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.6%
Atrion Corp.	10,000	$ 1,732
Corin Group PLC	250,000	240
Exactech, Inc. (a)	471,638	8,447
Hoshiiryou Sanki Co. Ltd. (e)	280,000	6,843
Huvitz Co. Ltd. (e)	900,000	4,885
Immucor, Inc. (a)	620,000	13,535
Kinetic Concepts, Inc. (a)(e)	4,208,173	248,408
Mani, Inc.	335,000	11,719
Medical Action Industries, Inc. (a)(e)	1,634,280	14,218
Microlife Corp.	2,760,000	4,907
Nakanishi, Inc.	271,300	28,460
Prim SA (e)	1,615,000	12,894
Span-America Medical System, Inc. (e)	269,900	4,092
St. Shine Optical Co. Ltd.	500,200	7,324
SurModics, Inc. (a)	5,000	77
Symmetry Medical, Inc. (a)	400,000	3,980
Syneron Medical Ltd. (a)(e)	3,150,000	39,533
Techno Medica Co. Ltd.	86	299
Theragenics Corp. (a)(e)	3,304,620	6,444
Top Glove Corp. Bhd	1,500,000	2,628
Utah Medical Products, Inc. (e)	438,418	12,197
Value Added Technlgies Co. Ltd.	625,000	6,785
Young Innovations, Inc. (e)	750,000	23,265
Zimmer Holdings, Inc. (a)	2,000,000	130,500
		593,412
Health Care Providers & Services - 9.7%
Advocat, Inc. (e)	573,960	3,650
Almost Family, Inc. (a)(e)	500,000	17,335
Amedisys, Inc. (a)(d)(e)	2,882,000	96,028
AMERIGROUP Corp. (a)(e)	4,850,000	331,255
AmSurg Corp. (a)(e)	2,353,000	63,202
AS One Corp.	190,000	3,833
Centene Corp. (a)	650,000	23,550
Continucare Corp. (a)	200,043	1,072
Corvel Corp. (a)	100,054	5,183
Coventry Health Care, Inc. (a)(e)	14,635,627	472,292
DVx, Inc.	9,200	284
Grupo Casa Saba SA de CV sponsored ADR (a)(d)	1,263,900	24,368
Healthspring, Inc. (a)(e)	5,100,000	211,599
Healthways, Inc. (a)(e)	1,747,900	29,574
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	100,000	$ 7,307
LHC Group, Inc. (a)(e)	1,867,500	55,315
LifePoint Hospitals, Inc. (a)	1,900,000	79,059
Lincare Holdings, Inc. (e)	13,453,537	422,710
Medica Sur SA de CV	310,000	663
MEDNAX, Inc. (a)	100,000	7,092
Molina Healthcare, Inc. (a)	1,000,000	43,000
Patterson Companies, Inc.	4,000,000	138,840
Polska Grupa Farmaceutyczna SA (a)	5,000	101
Psychemedics Corp.	115,000	1,248
Triple-S Management Corp. (a)(e)	1,871,734	39,194
Tsukui Corp.	200,000	1,559
U.S. Physical Therapy, Inc.	45,000	1,096
United Drug PLC:
(Ireland)	9,400,000	32,399
(United Kingdom)	533,719	1,774
UnitedHealth Group, Inc.	23,000,000	1,132,268
Universal American Financial Corp.	1,700,043	39,271
VCA Antech, Inc. (a)	100,000	2,460
Wellcare Health Plans, Inc. (a)	1,225,000	53,667
WellPoint, Inc.	2,250,000	172,778
Win International Co., Ltd. (e)	800,071	5,818
		3,520,844
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	1,510
ND Software Co. Ltd.	31,000	395
		1,905
Life Sciences Tools & Services - 0.2%
ICON PLC sponsored ADR (a)	2,520,002	61,891
Pharmaceuticals - 0.9%
Aurobindo Pharma Ltd.	20,000	88
Bukwang Pharmaceutical Co. Ltd.	60,000	702
Daewon Pharmaceutical Co. Ltd. (e)	1,290,900	8,735
DongKook Pharmaceutical Co. Ltd.	297,641	4,457
Endo Pharmaceuticals Holdings, Inc. (a)	3,800,000	148,808
Forest Laboratories, Inc. (a)	2,000,000	66,320
Fornix Biosciences NV	284,592	670
Hanmi Holdings Co. Ltd.	99,950	3,152
Ildong Pharmaceutical Co. Ltd. (e)	501,013	19,201
Jeil Pharmaceutical Co. (e)	910,690	10,654
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
KunWha Pharmaceutical Co., Ltd. (e)	325,900	$ 3,538
Pacific Pharmaceutical Co. Ltd.	80,000	1,861
Recordati SpA	4,325,000	45,772
Sanofi-Aventis rights (a)	50,000	124
Torii Pharmaceutical Co. Ltd.	620,000	12,725
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	12,098
Yuyu Pharma, Inc.	255,000	1,599
		340,504
TOTAL HEALTH CARE		4,689,106
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.4%
CAE, Inc. (d)	7,275,000	98,041
Magellan Aerospace Corp. (a)	550,100	3,175
Moog, Inc. Class A (a)	1,350,000	59,562
		160,778
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	242,988	2,306
Kintetsu World Express, Inc.	500,000	16,888
Pacer International, Inc. (a)(e)	1,825,017	10,932
Sinwa Ltd. (e)	21,000,000	3,260
Yusen Logistics Co. Ltd. (e)	4,221,500	73,874
		107,260
Airlines - 0.1%
MAIR Holdings, Inc. (a)(e)	2,000,026	0
Pinnacle Airlines Corp. (a)	841,096	4,584
Republic Airways Holdings, Inc. (a)(d)(e)	3,582,000	19,325
SkyWest, Inc.	332,138	5,490
		29,399
Building Products - 0.2%
AAON, Inc.	809,991	26,608
Insteel Industries, Inc. (e)	1,000,000	14,930
Kingspan Group PLC (Ireland)	2,300,000	22,485
Kondotec, Inc. (e)	1,000,000	9,566
		73,589
Commercial Services & Supplies - 1.1%
Aeon Delight Co. Ltd.	475,000	9,104
AJIS Co. Ltd. (e)	438,500	6,252
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Asia File Corp. Bhd	250,000	$ 354
Cintas Corp.	2,000,000	62,100
Fursys, Inc. (e)	704,154	17,826
HNI Corp.	120,000	3,302
Knoll, Inc. (e)	4,450,000	87,354
M&F Worldwide Corp. (a)	284,827	7,146
Mitie Group PLC (d)(e)	20,025,000	70,780
Moshi Moshi Hotline, Inc.	310,000	5,687
Multi-Color Corp.	446,884	9,233
Nice e-Banking Services (e)	2,500,000	6,399
Republic Services, Inc.	25,000	791
RPS Group PLC	1,500,000	5,725
Teems, Inc. (a)(e)	56,325	1,392
United Stationers, Inc. (e)	1,215,772	87,609
VICOM Ltd.	3,200,000	8,183
		389,237
Construction & Engineering - 0.7%
Arcadis NV	1,275,000	32,917
Astaldi SpA	20,000	174
Aveng Ltd.	625,000	3,318
Chodai Co. Ltd.	75,000	231
Daiichi Kensetsu Corp. (e)	1,700,000	14,034
Daiwa Densetsu Corp.	10,000	30
Dongyang Engineering & Construction Corp. (e)	289,500	1,856
EMCOR Group, Inc. (a)	949,996	29,421
EPCO Co. Ltd.	38,400	596
Granite Construction, Inc. (d)	125,100	3,400
Hanil Construction Co. Ltd. (a)	23,809	81
Heijmans NV unit	10,000	338
Imtech NV	925,000	35,130
Jacobs Engineering Group, Inc. (a)	1,000,000	49,610
Kaneshita Construction Co. Ltd.	750,000	3,534
KHD Humboldt Wedag International AG (a)	187,804	1,997
Kier Group PLC	82,000	1,822
Koninklijke BAM Groep NV	1,800,000	14,387
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	11,784
Meisei Industrial Co. Ltd. (d)	1,250,000	4,536
Mirait Holdings Corp. (a)	2,449,940	18,519
Northwest Pipe Co. (a)	158,764	3,820
Sanyo Engineering & Construction, Inc.	1,000,000	3,887
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Severfield-Rowen PLC	1,100,000	$ 4,525
Shinnihon Corp. (d)	1,800,000	5,511
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	3,885
ShoLodge, Inc. (a)(e)	500,627	11
Sterling Construction Co., Inc. (a)	339,407	5,088
Tutor Perini Corp.	325,000	8,665
United Integration Services Co. Ltd.	2,000,000	3,043
Vianini Lavori SpA	600,000	3,928
		270,078
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	1,000,000	3,781
Aros Quality Group AB (d)	601,223	6,044
AZZ, Inc. (e)	1,110,000	48,596
Canare Electric Co. Ltd.	160,000	2,420
Chiyoda Integre Co. Ltd.	530,000	7,138
Deswell Industries, Inc.	642,799	2,083
Dynapack International Technology Corp.	400,000	1,316
Fushi Copperweld, Inc. (a)(e)	2,038,703	16,412
FW Thorpe PLC	485,500	6,468
Graphite India Ltd.	2,100,000	4,479
I-Sheng Electric Wire & Cable Co. Ltd. (e)	10,650,000	16,373
Jinpan International Ltd. (d)	382,640	4,684
Korea Electric Terminal Co. Ltd. (e)	700,000	14,937
Nexans SA (d)	250,000	26,499
PK Cables OY	250,000	5,969
Prysmian SpA	420,000	9,910
Servotronics, Inc.	10,989	100
Universal Security Instruments, Inc. (a)(e)	241,255	1,836
Zumtobel AG	200,000	7,258
		186,303
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,310,000	276,947
Reunert Ltd.	1,175,000	11,144
Seaboard Corp.	49,000	116,963
TOKAI Holdings Corp. (a)	550	3
		405,057
Machinery - 1.3%
Aalberts Industries NV (d)(e)	7,030,001	177,851
Actuant Corp. Class A	250,000	6,940
ASL Marine Holdings Ltd.	17,500,000	8,864
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Charter International PLC	50,000	$ 686
CKD Corp. (e)	5,525,000	50,107
Foremost Income Fund (e)	2,141,103	14,484
Gencor Industries, Inc. (a)	283,103	2,152
Hardinge, Inc.	295,343	3,825
Hi-P International Ltd.	20,000,000	19,934
Hurco Companies, Inc. (a)(e)	637,000	20,683
Hwacheon Machine Tool Co. Ltd. (e)	219,900	12,575
Ihara Science Corp. (e)	834,000	5,976
Industrea Ltd.	50,000	82
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	4,530
Jaya Holdings Ltd. (a)(e)	74,670,000	35,686
Kyowakogyosyo Co.,Ltd. (d)	140,000	2,076
NACCO Industries, Inc. Class A	310,000	32,621
Nadex Co. Ltd. (e)	650,000	2,154
Nichidai Corp.	100,000	316
Nitta Corp.	75,000	1,344
S&T Holdings Co. Ltd.	700,020	9,270
Semperit AG Holding (d)	577,602	33,773
Takamatsu Machinery Co., Ltd.	105,000	437
Takeuchi Manufacturing Co. Ltd. (a)	270,000	3,209
Tocalo Co. Ltd.	560,000	10,550
Trifast PLC (a)(e)	7,350,000	6,077
Trinity Industrial Corp.	625,000	2,337
		468,539
Marine - 0.0%
Excel Maritime Carriers Ltd. (a)(d)	150,000	602
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,718
		6,320
Professional Services - 0.8%
Boardroom Ltd.	3,000,000	1,311
Clarius Group Ltd.	4,142,382	3,043
Corporate Executive Board Co.	649,966	25,901
CRA International, Inc. (a)(e)	670,000	19,062
en-japan, Inc.	6,100	8,955
Equifax, Inc.	3,200,049	120,098
Hyder Consulting PLC	600,000	3,633
Nielsen Holdings B.V. (a)	500,000	14,945
RCM Technologies, Inc. (a)(e)	1,299,917	7,345
SmartPros Ltd.	125,000	269
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Stantec, Inc. (a)	2,500,100	$ 78,800
Synergie SA	135,000	4,409
Temp Holdings Co., Ltd.	325,000	2,998
VSE Corp.	163,200	4,601
		295,370
Road & Rail - 0.3%
Alps Logistics Co. Ltd. (e)	1,723,700	17,434
Contrans Group, Inc.:
(sub. vtg.) (f)	130,000	1,237
Class A	840,600	7,996
Hamakyorex Co. Ltd. (e)	422,700	12,332
Hutech Norin Co. Ltd. (e)	1,043,700	8,067
Sakai Moving Service Co. Ltd. (e)	778,000	14,354
Trancom Co. Ltd. (e)	1,032,400	18,208
Universal Truckload Services, Inc. (a)	474,513	7,516
US 1 Industries, Inc. (a)(e)	1,362,000	1,893
Vitran Corp., Inc. (a)(h)	500,000	7,795
		96,832
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	460,000	14,690
Grafton Group PLC unit	6,700,017	35,230
Hanwa Co. Ltd.	3,500,000	14,958
Houston Wire & Cable Co. (e)	916,987	15,396
KS Energy Services Ltd. (a)	14,200,000	11,485
Otec Corp.	109,000	661
Parker Corp. (e)	2,400,000	5,850
Richelieu Hardware Ltd.	350,000	11,098
Senshu Electric Co. Ltd. (e)	1,080,000	13,600
Strongco Corp. (a)(e)	1,025,288	5,635
Tanaka Co. Ltd.	100,000	493
TECHNO ASSOCIE CO., LTD.	180,000	1,504
Totech Corp.	200,000	845
Uehara Sei Shoji Co. Ltd.	1,100,000	4,284
Wakita & Co. Ltd.	650,000	3,813
Yamazen Co. Ltd.	1,050,000	5,999
		145,541
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,575,000	$ 8,591
Meiko Transportation Co. Ltd.	905,000	8,209
		16,800
TOTAL INDUSTRIALS		2,651,103
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.0%
Aastra Technologies Ltd. (e)	1,150,000	25,344
Bel Fuse, Inc. Class A	315,000	7,245
Black Box Corp. (e)	1,600,239	55,912
Blonder Tongue Laboratories, Inc. (a)	152,040	342
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	2,252,137	10,495
Cisco Systems, Inc.	2,200,000	38,632
ClearOne Communications, Inc. (a)(e)	1,000,503	7,114
Comtech Telecommunications Corp.	975,000	27,593
Ditech Networks, Inc. (a)(e)	1,864,671	2,536
NEC Mobiling Ltd.	280,000	9,330
Nera Telecommunications Ltd.	9,000,000	2,684
NETGEAR, Inc. (a)(e)	2,250,000	93,938
Optical Cable Corp. (e)	321,700	1,444
TKH Group NV unit	3,000,000	93,738
		376,347
Computers & Peripherals - 2.8%
ASUSTeK Computer, Inc.	4,500,000	40,474
Compal Electronics, Inc.	153,000,000	173,082
Logitech International SA (a)	25,000	345
Logitech International SA (Reg.) (a)	7,400,000	102,470
Pinnacle Technology Holdings Ltd.	3,927,437	4,245
Rimage Corp. (e)	941,192	14,080
Roland DG Corp.	210,000	3,379
Seagate Technology (e)	29,500,000	519,790
Super Micro Computer, Inc. (a)(e)	2,329,810	39,747
Synaptics, Inc. (a)	10,500	298
TPV Technology Ltd.	56,000,000	32,159
Western Digital Corp. (a)	1,025,000	40,795
Xyratex Ltd. (a)(e)	3,025,900	30,894
		1,001,758
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.7%
A&D Co. Ltd. (a)(e)	1,650,000	$ 5,205
Beijer Electronics AB (d)	40,000	1,684
CNB Technology, Inc.	110,000	766
Delta Electronics PCL (For. Reg.)	25,000,000	21,978
DigiTech Systems Co., Ltd.	280,000	3,970
Elec & Eltek International Co. Ltd.	1,800,000	5,994
Elematec Corp. (e)	1,785,000	23,158
Excel Co. Ltd. (e)	909,800	10,423
Fabrinet (a)	40,000	922
Hon Hai Precision Industry Co. Ltd. (Foxconn)	108,000,000	408,506
Huan Hsin Holdings Ltd. (a)	7,200,000	1,235
Image Sensing Systems, Inc. (a)(e)	361,800	4,360
Insight Enterprises, Inc. (a)	1,600,127	27,458
Intelligent Digital Integrated Security Co., Ltd. (e)	1,001,800	16,126
INTOPS Co. Ltd. (e)	859,900	14,929
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0
Kingboard Chemical Holdings Ltd.	41,000,000	224,631
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	4,100,000	3,431
Kingboard Laminates Holdings Ltd.	9,000,000	7,973
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,376
Mesa Laboratories, Inc. (e)	317,500	9,830
Muramoto Electronic Thailand PCL (For. Reg.)	1,700,000	13,607
Nippo Ltd. (e)	706,100	5,181
Orbotech Ltd. (a)(e)	2,400,000	30,768
Posiflex Technologies, Inc.	1,750,000	3,746
ScanSource, Inc. (a)(e)	2,000,000	71,540
SED International Holdings, Inc. (a)(e)	475,000	2,375
Shibaura Electronics Co. Ltd. (e)	756,800	12,638
Shinko Shoji Co. Ltd.	50,000	425
Sigmatron International, Inc. (a)(e)	381,880	2,020
SMART Modular Technologies (WWH), Inc. (a)(e)	6,310,000	57,673
Store Electronic Systems SA (a)	20,000	348
SYNNEX Corp. (a)(e)	3,498,500	117,305
Taitron Components, Inc. Class A (sub. vtg.) (a)	359,023	524
Tomen Devices Corp. (e)	480,000	11,994
Tomen Electronics Corp. (e)	1,492,400	20,201
Venture Corp. Ltd. (e)	23,250,000	183,295
VST Holdings Ltd. (a)(e)	77,460,000	22,042
Winland Electronics, Inc. (a)(e)	300,700	220
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Wireless Telecom Group, Inc. (a)(e)	1,767,712	$ 1,591
XAC Automation Corp. (e)	9,430,000	12,443
		1,363,891
Internet Software & Services - 1.2%
AhnLab, Inc.	200,000	3,482
Daou Technology, Inc.	1,581,290	13,556
eBay, Inc. (a)	7,500,000	258,000
Gabia, Inc.	500,000	1,348
j2 Global Communications, Inc. (a)(e)	3,500,000	103,110
Jorudan Co. Ltd.	150,000	1,121
Meetic	940,000	21,191
Melbourne IT Ltd. (e)	7,995,000	16,481
Monster Worldwide, Inc. (a)	75,000	1,231
NetGem SA	1,000,000	5,214
Rentabiliweb Group SA	75,000	1,161
Softbank Technology Corp. (e)	685,000	5,293
The Stanley Gibbons Group PLC	450,000	1,376
UANGEL Corp. (e)	1,200,000	4,144
United Internet AG	50,000	980
Vitec Software Group AB	5,000	42
Web.com, Inc. (a)	10,000	158
		437,888
IT Services - 3.6%
Accenture PLC Class A	400,000	22,852
ALTEN	555,000	22,767
Amdocs Ltd. (a)	8,014,400	246,443
Argo Graphics, Inc. (e)	525,000	6,641
Calian Technologies Ltd. (e)	778,500	15,527
Cielo SA	100,000	925
Computer Services, Inc.	178,500	4,820
Convergys Corp. (a)	750,000	10,875
CSE Global Ltd. (e)	45,152,177	42,790
Data#3 Ltd.	25,000	385
EOH Holdings Ltd. (e)	8,251,000	23,740
Groupe Steria SCA	1,005	33
Heartland Payment Systems, Inc. (e)	3,600,000	71,856
HIQ International AB	875,000	5,907
Indra Sistemas SA (d)(e)	15,325,000	347,755
Jack Henry & Associates, Inc.	1,800,432	61,161
Know IT AB (d)(e)	1,650,000	24,231
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
ManTech International Corp. Class A (a)	125,000	$ 5,486
Mastek Ltd. (e)	2,025,000	5,363
Matsushita Electric Works Information Systems Co. Ltd.	444,200	11,799
NCI, Inc. Class A (a)	101,476	2,497
NeuStar, Inc. Class A (a)	350,000	9,412
Patni Computer Systems Ltd. sponsored ADR (d)	1,950,000	37,343
Rolta India Ltd.	1,550,000	4,830
SAIC, Inc. (a)	1,875,000	32,625
SinoCom Software Group Ltd. (e)	70,000,000	7,842
Softcreate Co., Ltd.	110,500	1,627
Syntel, Inc.	375,000	20,505
The Western Union Co.	100,000	2,125
Total System Services, Inc. (e)	14,500,200	273,329
		1,323,491
Office Electronics - 0.3%
Xerox Corp.	10,000,000	100,900
Semiconductors & Semiconductor Equipment - 1.0%
Alpha & Omega Semiconductor Ltd. (a)	748,600	10,615
Axell Corp. (d)(e)	925,000	17,739
Diodes, Inc. (a)(e)	3,700,253	126,623
ELMOS Semiconductor AG	28,611	470
Gennum Corp. (e)	3,050,000	25,629
KEC Holdings Co. Ltd. (e)	1,399,999	2,109
Lasertec Corp.	360,000	4,967
Leeno Industrial, Inc.	175,000	3,448
MediaTek, Inc.	500,000	5,517
Melexis NV (e)	3,350,000	64,060
Miraial Co. Ltd.	216,900	4,999
Nextchip Co. Ltd. (e)	950,110	7,932
Novatek Microelectronics Corp.	1,675,000	5,109
Powertech Technology, Inc.	8,600,000	31,180
Sporton International, Inc. (e)	4,900,000	13,119
Sunplus Technology Co. Ltd. (a)	7,000,000	4,576
Telechips, Inc. (e)	1,058,800	8,324
Tessera Technologies, Inc. (a)	50,000	988
Trio-Tech International (a)(e)	322,543	1,426
UKC Holdings Corp. (e)	1,570,000	16,888
Varitronix International Ltd. (e)	16,500,000	11,260
Y. A. C. Co., Ltd.	300,000	2,388
		369,366
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.9%
AdaptIT Holdings Ltd.	1,778,403	$ 190
ANSYS, Inc. (a)(e)	5,100,000	281,979
Artificial Life, Inc. (a)	150,000	73
Cybernet Systems Co. Ltd. (e)	20,500	5,435
DTS Corp.	200,000	1,897
ebix.com, Inc. (a)(d)	1,900,000	43,415
Epicor Software Corp. (a)	1,300,000	16,250
Exact Holdings NV	725,000	23,475
Geodesic Ltd. (e)	4,873,000	9,101
ICSA (India) Ltd.	1,499,999	3,928
ICT Automatisering NV (a)(d)(e)	874,000	6,460
IGE + XAO SA	30,000	1,155
Infomedia Ltd.	13,906,630	3,660
init innovation in traffic systems AG	5,000	133
KSK Co., Ltd. (e)	480,500	2,558
MICROS Systems, Inc. (a)	100,036	5,204
Microsoft Corp.	800,000	20,816
Net 1 UEPS Technologies, Inc. (a)	550,000	4,609
NSD Co. Ltd.	250,000	2,314
Nucleus Software Exports Ltd.	1,050,000	2,222
Oracle Corp.	15,000,000	540,750
Pro-Ship, Inc.	105,000	2,335
Progress Software Corp. (a)	1,000,000	29,650
Sage Group PLC	450,000	2,142
Shanda Games Ltd. sponsored ADR (a)	200,000	1,500
Societe Pour L'Informatique Industrielle SA (e)	1,143,872	9,624
SWORD Group (e)	571,130	18,730
Zensar Technologies Ltd.	157,000	623
		1,040,228
TOTAL INFORMATION TECHNOLOGY		6,013,869
MATERIALS - 3.8%
Chemicals - 2.3%
Aditya Birla Chemicals India Ltd. (e)	2,338,600	6,780
American Vanguard Corp. (e)	1,700,799	15,171
C. Uyemura & Co. Ltd. (e)	653,800	29,213
Chase Corp. (e)	894,586	14,788
Core Molding Technologies, Inc. (a)	314,306	2,640
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	6,900,026	26,521
Deepak Nitrite Ltd. (e)	635,287	2,636
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
EcoGreen Fine Chemical Group Ltd. (e)	44,806,000	$ 14,942
FMC Corp.	2,000,000	176,560
Fujikura Kasei Co., Ltd. (e)	3,271,600	19,145
Gujarat Narmada Valley Fertilizers Co. (a)	3,300,000	8,035
Gujarat State Fertilizers & Chemicals Ltd.	2,050,000	17,294
Honshu Chemical Industry Co., Ltd. (e)	800,000	5,816
Innospec, Inc. (a)(e)	1,350,000	50,841
KPC Holdings Corp.	43,478	2,116
Kpx Chemical Co. Ltd.	163,083	8,868
Miwon Chemicals Co. Ltd. (a)	7,297	925
Miwon Commercial Co. Ltd.	13,552	1,382
Muto Seiko Co. Ltd.	150,000	1,119
OM Group, Inc. (a)(e)	2,350,000	85,164
SK Kaken Co. Ltd.	390,000	13,098
Soda Aromatic Co. Ltd.	45,100	378
Soken Chemical & Engineer Co. Ltd. (e)	805,000	8,658
Spartech Corp. (a)	102,000	728
T&K Toka Co. Ltd. (e)	660,000	8,253
Thai Carbon Black PCL (For. Reg.)	11,500,000	10,784
Thai Rayon PCL (For. Reg.)	3,100,000	7,968
Yara International ASA (d)	4,750,000	278,227
Yip's Chemical Holdings Ltd. (e)	31,002,000	37,124
		855,174
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	4,891
JK Cement Ltd.	150,000	430
Mitani Sekisan Co. Ltd.	1,200,600	7,399
Titan Cement Co. SA (Reg.)	575,000	15,330
		28,050
Containers & Packaging - 0.5%
Chuoh Pack Industry Co. Ltd. (e)	401,000	4,750
Kohsoku Corp. (e)	2,097,300	15,755
Silgan Holdings, Inc.	2,600,000	119,236
Starlite Holdings Ltd.	3,000,000	174
The Pack Corp. (e)	1,730,000	27,920
Vidrala SA	110,000	3,534
		171,369
Metals & Mining - 0.9%
Alconix Corp. (e)	500,000	14,966
Blue Earth Refineries, Inc. (a)	274,309	200
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Chubu Steel Plate Co. Ltd.	500,000	$ 3,035
Compania de Minas Buenaventura SA sponsored ADR	3,000,000	125,010
Hill & Smith Holdings PLC	1,550,000	8,712
Horsehead Holding Corp. (a)(e)	2,300,000	36,271
Industrias Penoles SA de CV	1,500,000	58,414
Korea Steel Shapes Co. Ltd.	42,000	2,123
Orosur Mining, Inc. (a)	2,239,400	2,959
Orvana Minerals Corp. (a)	1,350,000	4,623
Pacific Metals Co. Ltd.	2,800,000	21,211
Sherritt International Corp.	1,250,000	10,570
Terra Nova Royalty Corp.	36,538	293
Tohoku Steel Co. Ltd. (e)	595,000	6,098
Tokyo Kohtetsu Co. Ltd.	125,000	769
Tokyo Tekko Co. Ltd. (e)	4,600,000	13,703
Universal Stainless & Alloy Products, Inc. (a)	249,981	9,062
Webco Industries, Inc. (a)	9,122	1,003
Yamato Kogyo Co. Ltd.	258,000	8,514
		327,536
Paper & Forest Products - 0.0%
Gunns Ltd. (a)	750,000	432
Stella-Jones, Inc.	35,000	1,424
Stella-Jones, Inc.	165,000	6,713
		8,569
TOTAL MATERIALS		1,390,698
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,338,800	49,174
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	209	471
SK Telecom Co. Ltd. sponsored ADR (d)	1,875,000	35,588
		36,059
TOTAL TELECOMMUNICATION SERVICES		85,233
UTILITIES - 0.2%
Electric Utilities - 0.1%
PPL Corp.	1,000,000	27,430
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	$ 4,240
Keiyo Gas Co. Ltd.	606,000	2,731
KyungDong City Gas Co. Ltd.	153,670	7,033
Otaki Gas Co. Ltd.	725,000	3,627
UGI Corp.	200,000	6,660
		24,291
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	750,000	5,511
Mega First Corp. Bhd (e)	22,662,000	13,081
		18,592
TOTAL UTILITIES		70,313
TOTAL COMMON STOCKS (Cost $19,949,897)		32,457,991
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	100,090
Automobiles - 0.1%
General Motors Co. 4.75%	1,000,000	49,810
TOTAL CONSUMER DISCRETIONARY		149,900
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	4,848
TOTAL CONVERTIBLE PREFERRED STOCKS		154,748
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Hite Holdings Co. Ltd.	48,534	472
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - continued
Food Products - 0.0%
Nam Yang Dairy Products	4,917	$ 1,213
TOTAL CONSUMER STAPLES		1,685
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	15,000	440
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	10,998
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,123
TOTAL PREFERRED STOCKS (Cost $88,659)		167,871
Convertible Bonds - 0.1%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 37,150	29,805
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Textron, Inc. 4.5% 5/1/13	8,170	16,722
TOTAL CONVERTIBLE BONDS (Cost $42,948)		46,527
Money Market Funds - 12.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	3,684,885,402	$ 3,684,885
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	810,091,082	810,091
TOTAL MONEY MARKET FUNDS (Cost $4,494,976)		4,494,976
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $24,576,480)		37,167,365
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(740,193)
NET ASSETS - 100%		$ 36,427,172
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,504,000 or 0.1% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,795,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Vitran Corp., Inc.	9/17/09	$ 4,250
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,253
Fidelity Securities Lending Cash Central Fund	3,938
Total	$ 9,191
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 8,152	$ -	$ -	$ -	$ 5,205
Aalberts Industries NV	70,048	47,049	-	2,450	177,851
Aastra Technologies Ltd.	6,692	17,223	-	513	25,344
Abbey PLC	20,393	-	-	379	26,288
Abercrombie & Fitch Co. Class A	329,874	-	81,620	4,450	531,000
Adams Resources & Energy, Inc.	8,856	-	1,377	228	11,011
Aditya Birla Chemicals India Ltd.	2,313	3,788	-	-	6,780
Advocat, Inc.	2,662	41	-	94	3,650
Aeropostale, Inc.	67,521	70,065	-	-	135,961
Air T, Inc.	2,457	-	-	-	2,306
AJIS Co. Ltd.	6,926	-	-	225	6,252
Alabama Aircraft Industries, Inc.	289	-	47	-	-
Alconix Corp.	-	12,792	-	77	14,966
Almost Family, Inc.	4,205	9,090	-	-	17,335
Alps Logistics Co. Ltd.	17,651	-	-	676	17,434
Ambassadors Group, Inc.	6,158	7,534	-	156	12,397
Amedisys, Inc.	75,024	675	-	-	96,028
American HomePatient, Inc.	677	-	688	-	-
American Vanguard Corp.	10,688	3,579	468	81	15,171
AMERIGROUP Corp.	178,334	-	8,427	-	331,255
AmSurg Corp.	43,107	-	-	-	63,202
ANSYS, Inc.	229,245	-	-	-	281,979
AOC Holdings, Inc.	27,634	1,582	-	-	40,454
Arctic Cat, Inc.	12,143	-	5,164	-	14,691
Argo Graphics, Inc.	5,721	122	-	293	6,641
ARK Restaurants Corp.	4,517	-	-	262	5,790
Arrhythmia Research Technology, Inc.	1,355	-	-	33	1,510
Arts Optical International Holdings Ltd.	9,443	6,144	-	170	14,784
Assurant, Inc.	207,892	10,489	23,511	2,588	210,410
ASTI Corp.	5,355	-	-	189	4,520
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atlantic Tele-Network, Inc.	$ 59,858	$ -	$ -	$ 884	$ 49,174
Axell Corp.	19,661	7,674	-	1,345	17,739
Axis Capital Holdings Ltd.	247,022	-	-	5,310	280,228
AZZ, Inc.	48,318	-	-	833	48,596
Barratt Developments PLC	126,805	-	-	-	156,871
Basic Energy Services, Inc.	24,362	-	22,288	-	-
Belc Co. Ltd.	21,168	-	-	698	25,164
Belluna Co. Ltd.	24,489	-	-	858	35,401
Bellway PLC	68,394	-	-	795	88,868
Benihana, Inc.	4,400	-	1,024	-	4,729
Benihana, Inc. Class A (sub. vtg.)	3,452	-	-	-	4,880
Big 5 Sporting Goods Corp.	2,748	17,741	-	127	19,822
Black Box Corp.	60,302	-	13,189	307	55,912
Blyth, Inc.	35,156	-	-	1,067	41,903
BMTC Group, Inc. Class A (sub. vtg.)	122,011	-	-	1,188	144,492
Brinker International, Inc.	161,255	-	36,400	4,131	207,174
C. Uyemura & Co. Ltd.	27,497	957	-	409	29,213
Calian Technologies Ltd.	13,632	-	-	451	15,527
Career Education Corp.	112,378	3,089	1,349	-	102,507
Cascade Corp.	37,301	1,556	47,508	175	-
Cathay General Bancorp	48,510	-	-	124	70,331
CE Franklin Ltd.	9,036	187	233	-	14,452
CEC Entertainment, Inc.	75,539	-	6,642	400	75,660
Center Financial Corp.	11,223	70	-	-	15,931
Chase Corp.	11,995	624	-	302	14,788
Chime Communications PLC	11,617	634	-	129	20,220
Chuoh Pack Industry Co. Ltd.	1,816	1,920	-	119	4,750
Citi Trends, Inc.	-	22,043	-	-	22,702
CKD Corp.	36,338	201	-	867	50,107
ClearOne Communications, Inc.	3,032	-	-	-	7,114
Clip Corp.	2,676	6	-	150	3,716
Columbus McKinnon Corp. (NY Shares)	19,504	655	25,728	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cosmos Pharmaceutical Corp.	$ 46,118	$ 2,286	$ -	$ -	$ 84,170
Coventry Health Care, Inc.	289,015	1,339	-	-	472,292
CRA International, Inc.	12,492	1,628	2,153	-	19,062
Craftmade International, Inc.	3,278	-	-	-	2,394
Create SD Holdings Co. Ltd.	42,372	1,586	-	-	48,828
CSE Global Ltd.	28,135	5,060	-	1,468	42,790
Cybernet Systems Co. Ltd.	6,540	-	-	127	5,435
D.R. Horton, Inc.	267,786	-	3,879	2,723	298,560
Daewon Pharmaceutical Co. Ltd.	6,931	-	-	184	8,735
Daiichi Kensetsu Corp.	13,283	469	-	290	14,034
DCC PLC (Ireland)	204,161	-	-	2,926	276,947
Deepak Fertilisers and Petrochemicals Corp. Ltd.	16,440	6,063	-	-	26,521
Deepak Nitrite Ltd.	1,525	1,225	-	-	2,636
Delta Apparel, Inc.	12,587	-	-	-	15,075
Deswell Industries, Inc.	3,327	-	775	44	-
Diodes, Inc.	65,420	-	-	-	126,623
Ditech Networks, Inc.	2,684	-	438	-	2,536
Divestco, Inc.	3,349	-	-	2,263	720
Dongyang Engineering & Construction Corp.	2,068	837	-	99	1,856
Dorel Industries, Inc. Class B (sub. vtg.)	75,260	34,704	-	1,061	-
ebix.com, Inc.	29,234	3,103	-	-	-
EcoGreen Fine Chemical Group Ltd.	11,445	1,019	-	49	14,942
Educational Development Corp.	2,074	-	-	151	2,244
Elematec Corp.	19,478	1,656	-	784	23,158
ELMOS Semiconductor AG	12,533	-	14,067	-	-
Endurance Specialty Holdings Ltd.	100,334	-	-	2,080	115,284
EOH Holdings Ltd.	5,112	10,718	-	260	23,740
Exactech, Inc.	11,046	321	4,336	-	-
Excel Co. Ltd.	10,590	-	-	306	10,423
Farstad Shipping ASA	67,630	15,763	-	-	113,984
Federal Screw Works	443	-	-	-	645
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
First Juken Co. Ltd.	$ 6,017	$ 8,161	$ -	$ 334	$ 13,775
Folli Follie Group	43,160	7,538	-	264	64,248
Food Empire Holdings Ltd.	13,226	-	-	-	18,151
Foremost Income Fund	12,081	-	-	543	14,484
Fornix Biosciences NV	2,817	-	620	2,125	-
Fossil, Inc.	261,360	-	127,386	-	478,900
Fresh Del Monte Produce, Inc.	132,540	-	-	636	172,417
Fujikura Kasei Co., Ltd.	17,754	2,431	-	474	19,145
Fursys, Inc.	15,635	2,592	-	331	17,826
Fushi Copperweld, Inc.	6,218	10,796	-	-	16,412
Fyffes PLC (Ireland)	15,484	-	-	809	20,041
GameStop Corp. Class A	108,270	46,887	-	-	202,872
Gennum Corp.	18,864	2,248	-	267	25,629
Genworth MI Canada, Inc.	148,054	-	4,146	3,565	154,791
Geodesic Ltd.	7,122	3,044	-	228	9,101
Gildan Activewear, Inc.	353,855	-	13,808	705	409,724
Glentel, Inc.	15,891	-	-	637	38,131
Goodfellow, Inc.	9,204	-	-	214	11,142
Group 1 Automotive, Inc.	49,896	-	44,926	264	-
Gulliver International Co. Ltd.	49,176	347	-	1,040	40,667
Halows Co. Ltd.	9,822	1,545	-	171	12,693
Hamakyorex Co. Ltd.	-	11,978	-	83	12,332
Hampshire Group Ltd.	4,186	-	-	-	2,935
Handsome Co. Ltd.	33,677	-	-	675	51,299
Hankook Shell Oil Co. Ltd.	10,387	-	303	794	13,365
Hardinge, Inc.	5,129	-	4,057	9	-
Health Net, Inc.	153,075	-	181,660	-	-
Healthspring, Inc.	90,240	5,543	-	-	211,599
Healthways, Inc.	24,432	398	-	-	29,574
Heartland Payment Systems, Inc.	41,817	14,790	819	207	71,856
Helen of Troy Ltd.	67,807	455	-	-	88,692
Henry Boot PLC	15,208	-	-	613	22,496
Hiday Hidaka Corp.	-	11,225	-	89	11,254
Holidaybreak PLC	3,256	18,890	-	553	22,375
Honeys Co. Ltd.	31,038	-	3,002	184	17,249
Honshu Chemical Industry Co., Ltd.	3,645	771	-	137	5,816
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hornbeck Offshore Services, Inc.	$ 22,299	$ 10,450	$ -	$ -	$ 54,341
Horsehead Holding Corp.	20,299	-	5,571	-	36,271
Hoshiiryou Sanki Co. Ltd.	5,419	886	-	119	6,843
Houston Wire & Cable Co.	10,358	773	-	224	15,396
HTL International Holdings Ltd.	13,084	-	-	447	14,415
Hurco Companies, Inc.	10,858	-	182	-	20,683
Hutech Norin Co. Ltd.	8,828	-	-	234	8,067
Huvitz Co. Ltd.	-	3,876	-	22	4,885
Hwacheon Machine Tool Co. Ltd.	6,805	-	-	160	12,575
I A Group Corp.	1,330	2,082	-	105	3,637
I-Sheng Electric Wire & Cable Co. Ltd.	5,447	12,327	-	-	16,373
ICT Automatisering NV	4,729	-	-	-	6,460
Ihara Science Corp.	4,876	1,567	-	141	5,976
Ildong Pharmaceutical Co. Ltd.	15,483	-	-	256	19,201
Image Sensing Systems, Inc.	4,214	146	-	-	4,360
Indra Sistemas SA	169,160	86,978	-	-	347,755
Innospec, Inc.	22,275	-	14,219	-	50,841
Inoue Kinzoku Kogyo Co. Ltd.	3,731	-	-	61	4,530
Insteel Industries, Inc.	9,458	3,818	6,217	128	14,930
Intage, Inc.	20,265	-	-	592	22,371
Intelligent Digital Integrated Security Co., Ltd.	12,610	12	-	183	16,126
Inter Parfums, Inc.	32,283	-	22,967	245	-
INTOPS Co. Ltd.	14,650	-	-	188	14,929
INZI Controls Co. Ltd.	5,524	-	-	111	7,435
Isewan Terminal Service Co. Ltd.	6,779	-	-	308	8,591
j2 Global Communications, Inc.	88,563	998	8,485	-	103,110
Jack in the Box, Inc.	135,518	-	-	-	135,650
Jackson Hewitt Tax Service, Inc.	2,409	-	-	-	1,129
JAKKS Pacific, Inc.	44,076	-	-	-	58,768
Jaya Holdings Ltd.	33,957	2,179	-	-	35,686
Jeil Pharmaceutical Co.	7,004	2,623	-	58	10,654
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
JLM Couture, Inc.	$ 296	$ -	$ -	$ -	$ 276
Jos. A. Bank Clothiers, Inc.	107,091	-	-	-	143,500
Jumbo SA	59,628	8,058	-	1,671	69,500
KEC Holdings Co. Ltd.	2,285	-	-	-	2,109
Kinetic Concepts, Inc.	94,288	54,204	-	-	248,408
Knoll, Inc.	65,717	53	4,753	645	87,354
Know IT AB	7,144	6,916	-	629	24,231
Kohsoku Corp.	14,225	3,300	-	398	15,755
Kondotec, Inc.	6,908	-	-	291	9,566
Korea Electric Terminal Co. Ltd.	11,541	-	-	102	14,937
KSK Co., Ltd.	3,420	310	-	80	2,558
KunWha Pharmaceutical Co., Ltd.	3,325	9	-	142	3,538
Kyeryong Construction Industrial Co. Ltd.	10,684	-	-	195	11,784
Kyoto Kimono Yuzen Co. Ltd.	10,797	3,420	-	589	15,274
LHC Group, Inc.	7,817	38,639	-	-	55,315
LifePoint Hospitals, Inc.	95,821	-	43,191	-	-
Lincare Holdings, Inc.	319,656	-	-	8,072	422,710
M/I Homes, Inc.	19,026	-	-	-	23,967
MAIR Holdings, Inc.	0	-	-	-	0
MarineMax, Inc.	10,833	-	-	-	13,626
Maruzen Co., Ltd.	7,313	2,492	-	258	11,328
Mastek Ltd.	11,403	-	-	55	5,363
McCormick & Schmick's Seafood Restaurants	8,613	-	6,161	-	-
Medical Action Industries, Inc.	22,390	-	-	-	14,218
Mega First Corp. Bhd	9,001	3,130	-	93	13,081
Melbourne IT Ltd.	3,932	11,053	-	794	16,481
Melexis NV	41,290	926	-	1,172	64,060
Mesa Laboratories, Inc.	7,604	-	-	111	9,830
Metro, Inc. Class A (sub. vtg.)	467,028	-	-	4,847	534,686
Michang Oil Industrial Co. Ltd.	6,785	-	-	254	7,861
Miller Industries, Inc.	8,290	-	8,891	-	-
Mitie Group PLC	49,777	15,444	-	1,197	70,780
Molina Healthcare, Inc.	38,753	-	12,186	-	-
Monarch Casino & Resort, Inc.	13,845	-	-	-	14,898
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Motonic Corp.	$ 24,887	$ -	$ -	$ 722	$ 30,791
Movado Group, Inc.	20,499	-	6,604	45	23,366
Mr. Bricolage SA	8,777	2,508	-	-	12,479
Murakami Corp.	8,302	-	-	94	8,881
Nadex Co. Ltd.	2,444	198	-	73	2,154
Nafco Co. Ltd.	19,918	8,999	-	556	29,724
National Interstate Corp.	21,055	2,723	477	246	23,737
NBTY, Inc.	247,896	-	252,599	-	-
NETGEAR, Inc.	84,824	-	44,240	-	93,938
New Frontier Media, Inc.	3,178	-	-	-	3,450
Next PLC	380,200	176,068	5,143	4,754	622,158
Nextchip Co. Ltd.	1,841	4,101	-	50	7,932
Nice e-Banking Services	-	6,880	-	77	6,399
Nice Information Servic Co. Ltd. (Korea Information Service Co. Ltd.)	4,677	2,556	-	20	-
Nippo Ltd.	2,624	1,862	-	116	5,181
Nishimatsuya Chain Co. Ltd.	64,948	31	-	1,454	58,875
NN, Inc.	6,597	-	10,753	-	-
North Central Bancshares, Inc.	2,185	-	-	4	2,219
North Valley Bancorp	5,890	146	-	-	6,500
Nutraceutical International Corp.	18,010	-	-	-	18,136
Oil States International, Inc.	228,970	-	54,178	-	348,642
OM Group, Inc.	61,285	2,632	-	-	85,164
Optical Cable Corp.	1,606	-	1,270	11	1,444
Orbotech Ltd.	26,999	-	741	-	30,768
Oriental Financial Group, Inc.	19,541	-	-	316	32,459
Oriental Watch Holdings Ltd.	6,142	-	11,695	192	-
P&F Industries, Inc. Class A	776	-	-	-	1,383
Pacer International, Inc.	15,038	-	-	-	10,932
Pacific Premier Bancorp, Inc.	4,077	-	-	-	6,637
Pal Co. Ltd.	32,398	-	-	406	25,017
Papa John's International, Inc.	69,657	-	-	-	82,664
Parker Corp.	4,443	-	-	81	5,850
PetMed Express, Inc.	38,680	-	-	909	36,595
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Physicians Formula Holdings, Inc.	$ 4,046	$ -	$ -	$ -	$ 6,363
Piolax, Inc.	19,150	198	-	340	23,204
Plenus Co. Ltd.	45,705	-	6,545	1,545	38,130
Prim SA	13,450	-	-	93	12,894
Progress Software Corp.	65,788	-	62,251	-	-
RCM Technologies, Inc.	6,669	-	-	-	7,345
Red Robin Gourmet Burgers, Inc.	32,713	-	34,511	-	-
Relo Holdings Corp.	12,676	3,624	-	564	18,072
RenaissanceRe Holdings Ltd.	177,382	-	-	2,356	217,868
Republic Airways Holdings, Inc.	15,625	8,435	-	-	19,325
ResCare, Inc.	17,072	-	23,035	-	-
Rex American Resources Corp.	20,994	-	135	-	22,464
Rimage Corp.	15,859	155	145	94	14,080
Rocky Brands, Inc.	5,898	-	669	-	10,603
Rocky Mountain Chocolate Factory, Inc.	4,740	-	-	150	5,280
Ross Stores, Inc.	329,125	-	-	3,375	460,563
Ruby Tuesday, Inc.	65,122	-	-	-	66,970
Ruth's Hospitality Group, Inc.	9,483	-	-	-	11,525
Sakai Moving Service Co. Ltd.	16,519	-	-	525	14,354
Samsung Climate Control Co. Ltd.	2,746	-	-	25	3,444
Sanei-International Co. Ltd.	16,054	-	-	520	13,902
ScanSource, Inc.	58,277	691	4,441	-	71,540
Seagate Technology	188,250	183,361	1,698	5,310	519,790
Secom Techno Service Co. Ltd.	38,974	-	56,090	-	-
SED International Holdings, Inc.	1,235	-	-	-	2,375
Select Harvests Ltd.	5,762	10,298	-	637	17,596
Senshu Electric Co. Ltd.	10,634	-	-	246	13,600
Shibaura Electronics Co. Ltd.	11,355	855	-	213	12,638
Shinsegae Engineering & Construction Co. Ltd.	3,244	-	-	115	3,885
ShoLodge, Inc.	75	-	-	-	11
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sigmatron International, Inc.	$ 2,032	$ -	$ -	$ -	$ 2,020
SinoCom Software Group Ltd.	10,378	397	211	-	7,842
Sinwa Ltd.	2,206	1,546	-	-	3,260
SJM Co. Ltd.	3,974	-	-	106	5,843
SJM Holdings Co. Ltd.	2,069	2,160	-	91	4,828
SMART Modular Technologies (WWH), Inc.	33,544	689	-	-	57,673
Societe Pour L'Informatique Industrielle SA	4,740	1,683	-	63	9,624
Softbank Technology Corp.	4,932	378	-	125	5,293
Soken Chemical & Engineer Co. Ltd.	13,022	-	-	321	8,658
Sonic Corp.	53,821	385	-	-	69,149
Span-America Medical System, Inc.	4,253	241	-	81	4,092
Spectrum Control, Inc.	14,224	-	12,765	-	-
Sporton International, Inc.	-	11,027	-	-	13,119
Sportscene Group, Inc. Class A	4,669	-	-	102	4,968
Stanley Furniture Co., Inc.	3,736	943	-	-	7,274
Stantec, Inc.	61,824	-	3,490	-	-
Steiner Leisure Ltd.	70,142	-	-	-	80,091
Step Co. Ltd.	4,801	1,237	-	285	6,815
Strattec Security Corp.	7,140	-	416	411	9,474
Strongco Corp.	2,766	641	-	-	5,635
Sun Hing Vision Group Holdings Ltd.	10,170	-	-	579	11,251
Sunjin Co. Ltd.	-	5,916	-	-	8,110
Sunjin Holdings Co. Ltd.	6,926	-	-	5,916	3,170
Super Micro Computer, Inc.	33,642	-	-	-	39,747
Swift Energy Co.	90,765	-	132,605	-	-
SWORD Group	5,323	13,091	-	-	18,730
Syneron Medical Ltd.	32,847	-	5,603	-	39,533
SYNNEX Corp.	91,216	1,256	-	-	117,305
T&K Toka Co. Ltd.	4,418	4,196	-	159	8,253
Teems, Inc.	-	167	-	-	1,392
Tejon Ranch Co.	21,746	-	8,552	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Telechips, Inc.	$ 6,867	$ 7	$ -	$ 62	$ 8,324
The Men's Wearhouse, Inc.	58,380	11,412	44,897	822	-
The Pack Corp.	30,723	1,937	-	388	27,920
The PMI Group, Inc.	38,775	-	-	-	26,759
Theragenics Corp.	3,999	-	-	-	6,444
Tohoku Steel Co. Ltd.	5,645	-	-	120	6,098
Token Corp.	16,672	12,379	-	911	42,654
Tokyo Kisen Co. Ltd.	4,432	-	-	171	5,718
Tokyo Tekko Co. Ltd.	11,231	-	-	259	13,703
Tomen Devices Corp.	-	12,574	-	221	11,994
Tomen Electronics Corp.	17,596	-	-	672	20,201
Total Energy Services, Inc.	23,153	-	5,105	260	41,882
Total System Services, Inc.	196,076	19,574	477	3,050	273,329
Tow Co. Ltd.	6,368	-	-	220	7,437
Trancom Co. Ltd.	18,755	-	-	470	18,208
Trifast PLC	4,243	-	878	-	6,077
Trio-Tech International	1,293	-	-	-	1,426
Triple-S Management Corp.	24,729	10,730	-	-	39,194
Tuesday Morning Corp.	15,771	3,378	-	-	21,536
Tungtex Holdings Co. Ltd.	4,050	-	-	333	4,192
Twin Disc, Inc.	7,599	-	8,644	41	-
UANGEL Corp.	4,860	-	-	131	4,144
UKC Holdings Corp.	12,576	6,391	-	625	16,888
Uni-Select, Inc.	53,679	-	-	591	57,218
Unit Corp.	147,242	7,753	-	-	241,051
United Stationers, Inc.	65,834	-	-	316	87,609
Universal Security Instruments, Inc.	1,375	-	-	-	1,836
Universal Stainless & Alloy Products, Inc.	9,689	-	5,181	-	-
Unum Group	363,979	-	1,107	4,412	421,032
Up, Inc.	4,578	-	107	154	5,873
US 1 Industries, Inc.	1,262	112	-	-	1,893
USEC, Inc.	47,558	-	46,156	-	-
USS Co. Ltd.	150,419	-	-	4,331	153,674
Utah Medical Products, Inc.	11,436	-	616	636	12,197
Varitronix International Ltd.	9,992	-	8,105	229	11,260
Venture Corp. Ltd.	156,436	-	-	-	183,295
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VST Holdings Ltd.	$ 12,771	$ 9,851	$ -	$ -	$ 22,042
W&T Offshore, Inc.	58,714	381	-	4,991	171,584
Whanin Pharmaceutical Co. Ltd.	10,851	-	-	339	12,098
Win International Co., Ltd.	4,260	1,349	-	218	5,818
Winland Electronics, Inc.	257	-	31	-	220
Wireless Telecom Group, Inc.	1,308	-	-	-	1,591
Workman Co. Ltd.	21,548	1,496	-	600	28,251
XAC Automation Corp.	6,242	5,090	569	-	12,443
Xyratex Ltd.	37,671	2,598	1,052	-	30,894
YBM Sisa.com, Inc.	4,519	1,502	-	300	6,567
Yip's Chemical Holdings Ltd.	34,407	-	3,553	1,400	37,124
Young Innovations, Inc.	21,121	-	1,256	884	23,265
Youngone Holdings Co. Ltd.	19,584	2,328	-	328	31,865
Yusen Logistics Co. Ltd.	62,425	-	-	852	73,874
Yutaka Giken Co. Ltd.	29,626	3,426	-	564	36,329
Total	$ 13,375,565	$ 1,338,157	$ 1,683,457	$ 153,850	$ 16,811,269
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,403,602	$ 8,326,215	$ 1,077,387	$ -
Consumer Staples	2,593,074	2,307,659	285,415	-
Energy	2,626,033	2,087,573	538,460	-
Financials	3,091,393	2,748,230	342,996	167
Health Care	4,689,546	4,597,747	71,935	19,864
Industrials	2,651,103	2,207,871	425,500	17,732
Information Technology	6,013,869	5,822,558	191,311	-
Materials	1,401,696	1,191,896	209,800	-
Telecommunication Services	85,233	84,762	471	-
Utilities	70,313	59,715	10,598	-
Corporate Bonds	46,527	-	46,527	-
Money Market Funds	4,494,976	4,494,976	-	-
Total Investments in Securities:	$ 37,167,365	$ 33,929,202	$ 3,200,400	$ 37,763
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 157
Total Realized Gain (Loss)	(27,182)
Total Unrealized Gain (Loss)	32,272
Cost of Purchases	2,249
Proceeds of Sales	(52)
Amortization/Accretion	-
Transfers in to Level 3	30,319
Transfers out of Level 3	-
Ending Balance	$ 37,763
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 5,036

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $24,578,254,000. Net unrealized appreciation aggregated $12,589,111,000, of which $14,189,724,000 related to appreciated investment securities and $1,600,613,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund -
Fidelity Value Discovery
Class K

April 30, 2011

1.800366.107

FVD-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Modine Manufacturing Co. (a)	85,800	$ 1,528,098
Automobiles - 0.2%
Harley-Davidson, Inc.	37,400	1,393,524
Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc.	16,900	372,307
Denny's Corp. (a)	500,837	2,048,423
Starbucks Corp.	51,761	1,873,231
Starwood Hotels & Resorts Worldwide, Inc.	45,400	2,704,478
WMS Industries, Inc. (a)	54,900	1,800,720
Wyndham Worldwide Corp.	71,600	2,478,076
		11,277,235
Household Durables - 2.4%
D.R. Horton, Inc.	387,470	4,820,127
Lennar Corp. Class A	227,300	4,316,427
Stanley Black & Decker, Inc.	89,390	6,494,184
		15,630,738
Media - 2.6%
Cinemark Holdings, Inc.	32,591	662,575
News Corp. Class A	70,200	1,250,964
The Walt Disney Co.	193,671	8,347,220
Time Warner Cable, Inc.	59,300	4,633,109
Virgin Media, Inc.	73,990	2,238,937
		17,132,805
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	49,300	3,227,178
Group 1 Automotive, Inc.	26,800	1,153,472
Lowe's Companies, Inc.	133,400	3,501,750
OfficeMax, Inc. (a)	87,200	868,512
TJX Companies, Inc.	29,900	1,603,238
		10,354,150
Textiles, Apparel & Luxury Goods - 1.8%
Phillips-Van Heusen Corp.	61,916	4,359,506
Polo Ralph Lauren Corp. Class A	31,000	4,053,870
VF Corp.	32,300	3,248,088
		11,661,464
TOTAL CONSUMER DISCRETIONARY		68,978,014
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.3%
Beverages - 0.8%
Anheuser-Busch InBev SA NV (d)	19,890	$ 1,269,382
The Coca-Cola Co.	62,200	4,196,012
		5,465,394
Food & Staples Retailing - 1.2%
Casey's General Stores, Inc.	23,564	919,703
CVS Caremark Corp.	111,900	4,055,256
Susser Holdings Corp. (a)	58,290	803,819
Wal-Mart Stores, Inc.	24,100	1,325,018
Walgreen Co.	16,400	700,608
		7,804,404
Food Products - 0.4%
Archer Daniels Midland Co.	18,400	681,168
Green Mountain Coffee Roasters, Inc. (a)	24,520	1,641,859
		2,323,027
Household Products - 1.4%
Procter & Gamble Co.	140,800	9,137,920
Tobacco - 2.5%
British American Tobacco PLC sponsored ADR	24,100	2,125,620
Lorillard, Inc.	21,700	2,311,050
Philip Morris International, Inc.	173,300	12,033,952
		16,470,622
TOTAL CONSUMER STAPLES		41,201,367
ENERGY - 14.1%
Energy Equipment & Services - 4.7%
Baker Hughes, Inc.	97,692	7,562,338
Ensco International Ltd. ADR	50,200	2,992,924
Halliburton Co.	70,500	3,558,840
National Oilwell Varco, Inc.	99,900	7,661,331
Noble Corp.	145,200	6,245,052
Transocean Ltd. (United States) (a)	40,900	2,975,475
		30,995,960
Oil, Gas & Consumable Fuels - 9.4%
Alpha Natural Resources, Inc. (a)	36,800	2,140,656
Apache Corp.	59,200	7,895,504
Chevron Corp.	165,781	18,143,073
Exxon Mobil Corp.	36,900	3,247,200
Frontier Oil Corp.	62,000	1,732,280
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gran Tierra Energy, Inc. (a)	36,200	$ 269,367
Holly Corp.	83,761	4,849,762
Occidental Petroleum Corp.	65,681	7,506,681
Pioneer Natural Resources Co.	40,531	4,143,484
Royal Dutch Shell PLC Class A sponsored ADR	85,387	6,615,785
Talisman Energy, Inc.	154,700	3,736,281
Targa Resources Corp.	24,700	864,994
		61,145,067
TOTAL ENERGY		92,141,027
FINANCIALS - 22.5%
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	70,045	10,577,495
Morgan Stanley	159,600	4,173,540
		14,751,035
Commercial Banks - 5.2%
City National Corp.	28,760	1,642,484
Comerica, Inc.	41,800	1,585,474
Commerce Bancshares, Inc.	25,800	1,098,048
Huntington Bancshares, Inc.	194,600	1,321,334
KeyCorp	179,236	1,553,976
Southwest Bancorp, Inc., Oklahoma (a)	1,909	27,070
SunTrust Banks, Inc.	44,600	1,257,274
SVB Financial Group (a)	44,100	2,665,404
U.S. Bancorp, Delaware	412,300	10,645,586
Wells Fargo & Co.	419,272	12,205,008
		34,001,658
Consumer Finance - 0.5%
Discover Financial Services	140,200	3,482,568
Diversified Financial Services - 6.1%
Bank of America Corp.	642,146	7,885,553
Citigroup, Inc. (a)	2,779,682	12,758,740
JPMorgan Chase & Co.	416,221	18,992,162
		39,636,455
Insurance - 3.6%
AFLAC, Inc.	30,723	1,726,325
Delphi Financial Group, Inc. Class A	90,300	2,885,085
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,500	3,432,882
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	143,984	$ 4,496,620
MetLife, Inc.	60,821	2,845,815
Prudential Financial, Inc.	44,400	2,815,848
Unum Group	36,400	963,872
XL Group PLC Class A	182,000	4,444,440
		23,610,887
Real Estate Investment Trusts - 2.7%
CBL & Associates Properties, Inc.	247,603	4,597,988
DiamondRock Hospitality Co.	105,746	1,273,182
HCP, Inc.	14,700	582,414
Lexington Corporate Properties Trust (d)	161,500	1,611,770
ProLogis Trust	45,100	734,679
Public Storage	19,900	2,334,469
Rayonier, Inc.	19,600	1,300,656
The Macerich Co.	27,359	1,445,102
Ventas, Inc.	13,500	755,055
Weyerhaeuser Co.	137,900	3,173,079
		17,808,394
Real Estate Management & Development - 2.0%
CB Richard Ellis Group, Inc. Class A (a)	355,200	9,487,392
Forest City Enterprises, Inc. Class A (a)	39,000	749,190
Jones Lang LaSalle, Inc.	29,300	2,999,734
		13,236,316
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	22,900	643,261
TOTAL FINANCIALS		147,170,574
HEALTH CARE - 12.5%
Biotechnology - 2.5%
Amgen, Inc. (a)	58,091	3,302,473
Anthera Pharmaceuticals, Inc. (a)	109,600	797,888
Ardea Biosciences, Inc. (a)	54,600	1,547,910
ARIAD Pharmaceuticals, Inc. (a)	145,600	1,244,880
ArQule, Inc. (a)	62,800	443,368
BioMarin Pharmaceutical, Inc. (a)	38,000	1,021,820
Gilead Sciences, Inc. (a)	55,800	2,167,272
Keryx Biopharmaceuticals, Inc. (a)(d)	159,400	843,226
Micromet, Inc. (a)	18,500	125,060
Pharmasset, Inc. (a)	13,400	1,359,698
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	38,100	$ 1,057,275
United Therapeutics Corp. (a)	23,100	1,546,776
ZIOPHARM Oncology, Inc. (a)	133,199	1,006,984
		16,464,630
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	450,800	3,376,492
Covidien PLC	79,700	4,438,493
Edwards Lifesciences Corp. (a)	8,000	690,800
		8,505,785
Health Care Providers & Services - 2.6%
CIGNA Corp.	75,100	3,516,933
Emeritus Corp. (a)	67,130	1,645,356
Fresenius Medical Care AG & Co. KGaA sponsored ADR (d)	11,400	895,698
Humana, Inc.	17,200	1,309,264
McKesson Corp.	37,861	3,142,842
Medco Health Solutions, Inc. (a)	68,981	4,092,643
Sunrise Senior Living, Inc. (a)	153,350	1,591,773
Universal Health Services, Inc. Class B	13,800	755,964
		16,950,473
Life Sciences Tools & Services - 0.8%
Covance, Inc. (a)	20,600	1,289,560
QIAGEN NV (a)	34,600	739,402
Thermo Fisher Scientific, Inc. (a)	58,600	3,515,414
		5,544,376
Pharmaceuticals - 5.3%
Cadence Pharmaceuticals, Inc. (a)	79,200	671,616
Cardiome Pharma Corp. (a)	45,640	248,437
Johnson & Johnson	126,856	8,336,976
Merck & Co., Inc.	326,431	11,735,194
Pfizer, Inc.	499,867	10,477,212
Valeant Pharmaceuticals International, Inc. (Canada)	54,400	2,869,210
		34,338,645
TOTAL HEALTH CARE		81,803,909
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.0%
DigitalGlobe, Inc. (a)	23,700	687,300
GeoEye, Inc. (a)	15,828	587,061
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Meggitt PLC	116,251	$ 697,127
Precision Castparts Corp.	31,800	4,913,736
Textron, Inc.	106,900	2,790,090
United Technologies Corp.	108,000	9,674,640
		19,349,954
Airlines - 0.5%
Southwest Airlines Co.	187,494	2,203,055
United Continental Holdings, Inc. (a)	51,600	1,177,512
		3,380,567
Building Products - 0.7%
Armstrong World Industries, Inc.	39,500	1,767,625
Owens Corning (a)	70,096	2,652,433
		4,420,058
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	43,500	1,375,470
The Geo Group, Inc. (a)	35,900	957,812
		2,333,282
Construction & Engineering - 0.4%
Chiyoda Corp.	72,000	716,650
Shaw Group, Inc. (a)	52,600	2,046,140
		2,762,790
Electrical Equipment - 1.3%
EnerSys (a)	30,857	1,169,172
Regal-Beloit Corp.	87,496	6,631,322
Zumtobel AG	22,308	809,544
		8,610,038
Industrial Conglomerates - 1.5%
General Electric Co.	496,552	10,154,488
Machinery - 2.3%
Cummins, Inc.	28,400	3,413,112
Danaher Corp.	93,400	5,159,416
Dover Corp.	24,100	1,639,764
Pall Corp.	14,743	861,581
Schindler Holding AG (participation certificate)	10,865	1,405,298
Timken Co.	44,200	2,492,438
		14,971,609
Road & Rail - 2.7%
Con-way, Inc.	41,600	1,619,072
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	97,200	$ 7,648,668
Union Pacific Corp.	80,906	8,371,344
		17,639,084
TOTAL INDUSTRIALS		83,621,870
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.9%
Cisco Systems, Inc.	36,800	646,208
Juniper Networks, Inc. (a)	66,946	2,566,040
QUALCOMM, Inc.	49,300	2,802,212
		6,014,460
Computers & Peripherals - 0.4%
Hewlett-Packard Co.	58,400	2,357,608
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	14	783
Arrow Electronics, Inc. (a)	67,200	3,063,648
Avnet, Inc. (a)	59,000	2,142,880
TE Connectivity Ltd.	104,800	3,757,080
		8,964,391
Internet Software & Services - 0.6%
eBay, Inc. (a)	120,400	4,141,760
IT Services - 0.8%
Fidelity National Information Services, Inc.	29,800	986,380
MasterCard, Inc. Class A	16,479	4,546,391
		5,532,771
Office Electronics - 0.3%
Xerox Corp.	217,325	2,192,809
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	183,200	1,667,120
Cymer, Inc. (a)	11,500	553,265
Intersil Corp. Class A	166,200	2,454,774
KLA-Tencor Corp.	42,820	1,879,798
Lam Research Corp. (a)	57,500	2,777,825
Linear Technology Corp.	41,487	1,443,748
Marvell Technology Group Ltd. (a)	56,400	870,252
ON Semiconductor Corp. (a)	420,350	4,417,879
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	486
		16,065,147
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.8%
AsiaInfo Holdings, Inc. (a)	31,200	$ 589,680
BMC Software, Inc. (a)	37,600	1,888,648
Oracle Corp.	70,783	2,551,727
		5,030,055
TOTAL INFORMATION TECHNOLOGY		50,299,001
MATERIALS - 3.2%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	39,800	3,801,696
Solutia, Inc. (a)	190,500	5,019,675
		8,821,371
Containers & Packaging - 0.3%
Ball Corp.	50,400	1,880,424
Metals & Mining - 1.6%
BHP Billiton Ltd. sponsored ADR (d)	7,900	799,796
Carpenter Technology Corp.	42,700	2,188,802
Goldcorp, Inc.	25,100	1,403,170
Newcrest Mining Ltd.	35,628	1,619,290
Newmont Mining Corp.	18,800	1,101,868
Reliance Steel & Aluminum Co.	23,900	1,352,979
Teck Resources Ltd. Class B (sub. vtg.)	14,000	761,040
United States Steel Corp.	24,000	1,145,040
		10,371,985
TOTAL MATERIALS		21,073,780
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 4.7%
AboveNet, Inc.	67,353	4,495,813
AT&T, Inc.	514,558	16,013,045
Cbeyond, Inc. (a)	147,422	1,881,105
China Unicom (Hong Kong) Ltd. sponsored ADR	52,100	1,065,966
Iliad Group SA	7,493	963,250
Verizon Communications, Inc.	168,066	6,349,533
		30,768,712
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	72,700	3,802,937
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	50,300	$ 1,943,089
Sprint Nextel Corp. (a)	1,221,900	6,329,442
		12,075,468
TOTAL TELECOMMUNICATION SERVICES		42,844,180
UTILITIES - 3.1%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	123,000	4,487,040
FirstEnergy Corp.	106,400	4,251,744
PPL Corp.	254,703	6,986,503
		15,725,287
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	278,200	4,659,850
TOTAL UTILITIES		20,385,137
TOTAL COMMON STOCKS (Cost $522,938,946)		649,518,859
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.13% (b)	5,390,588	5,390,588
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,882,325	5,882,325
TOTAL MONEY MARKET FUNDS (Cost $11,272,913)		11,272,913
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $534,211,859)		660,791,772
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(6,485,642)
NET ASSETS - 100%		$ 654,306,130
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,310
Fidelity Securities Lending Cash Central Fund	12,079
Total	$ 13,389
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 68,978,014	$ 68,978,014	$ -	$ -
Consumer Staples	41,201,367	39,931,985	1,269,382	-
Energy	92,141,027	92,141,027	-	-
Financials	147,170,574	147,170,574	-	-
Health Care	81,803,909	81,803,909	-	-
Industrials	83,621,870	82,905,220	716,650	-
Information Technology	50,299,001	50,299,001	-	-
Materials	21,073,780	21,073,780	-	-
Telecommunication Services	42,844,180	42,844,180	-	-
Utilities	20,385,137	20,385,137	-	-
Money Market Funds	11,272,913	11,272,913	-	-
Total Investments in Securities:	$ 660,791,772	$ 658,805,740	$ 1,986,032	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $550,389,274. Net unrealized appreciation aggregated $110,402,498, of which $136,914,779 related to appreciated investment securities and $26,512,281 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011